REVENUES (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Disclosure of detailed information about revenues
	For the year ended December 31,
	2025	2024	2023
	US Dollars in thousands
Revenue from the sale of integrated POS devices	113,232	91,677	84,406
Recurring revenue:
SaaS revenue	113,100	88,494	58,920
Payment processing fee	174,101	133,842	92,165
	287,201	222,336	151,085
	400,433	314,013	235,491